Annual Total Returns - High Income Portfolio [BarChart] - 02.28 VIP High Income Portfolio Initial, Service, Service 2 PRO-12 - High Income Portfolio - VIP High Income Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.23%
Annual Return 2013	5.95%
Annual Return 2014	1.16%
Annual Return 2015	(3.63%)
Annual Return 2016	14.61%
Annual Return 2017	7.13%
Annual Return 2018	(3.46%)
Annual Return 2019	15.11%
Annual Return 2020	2.75%
Annual Return 2021	4.41%